DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 vessel	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2007 vessel
Carrying value of vessels disposed of in 2012	$ 0	$ 107,027	$ 113,527
Carrying value of vessel held for sale at December 31, 2012	0	21,523	37,804
Operating revenues	(226)	24,513	39,020
Net gain (loss) on sale of assets	254	(13,088)	0
Impairment loss on vessels	(5,342)	(41,597)	0
Net (loss) income from discontinued operations	(7,433)	(59,311)	5,594
Number of vessels disposed of	1	3		1
VLCC Hampstead [Member]
Net gain (loss) on sale of assets	200	(12,700)
Proceeds from failed sale		2,400
Proceeds from sale of vessels	200	22,200
VLCC Titan Venus [Member]
Impairment loss on vessels		(14,700)
Proceeds from sale of vessels		19,800
VLCC Kensington [Member]
Net gain (loss) on sale of assets		(400)
Impairment loss on vessels		(13,500)
Proceeds from sale of vessels		22,500
VLCC Mayfair [Member]
Impairment loss on vessels	(5,342)	(13,400)
Proceeds from sale of vessels	$ 16,900